Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Repurchase Agreements - Non Trading	24. REPURCHASE AGREEMENTS – NON TRADING

	Group
	2019 £m	2018 £m
Agreements with banks	10,227	5,865
Agreements with customers	8,059	5,045

	18,286	10,910